RISKS AND CONCENTRATION	12 Months Ended
Dec. 31, 2015
RISKS AND CONCENTRATION [Abstract]
RISKS AND CONCENTRATION

(16) RISKS AND CONCENTRATION

Credit and concentration risks

The carrying amounts of cash and cash equivalents, restricted cash, short-term investments, and accounts receivable represent the Group's maximum exposure to credit risk in relation to financial assets. As of December 31, 2014 and 2015, substantially all of the Group's cash and cash equivalents, restricted cash and short-term investments were held in banks located in the PRC, Hong Kong Special Administrative Region, the Macau Special Administrative Region and the United States. Accounts receivable are typically unsecured and denominated in RMB, and are derived from revenues earned from operations arising in the PRC. The Group performs ongoing credit evaluations of its customers' financial condition and generally does not require collateral on accounts receivable. The Group maintains an allowance for doubtful accounts and actual losses have been within management's expectations.

The Group has a diversified base of customers. No individual customer contributed more than 10% of total revenues for the years ended December 31, 2013, 2014 and 2015. No individual customer accounted for more than 10% of accounts receivable as of December 31, 2014 and 2015.

The Group has significant reliance on the Travelsky GDS system for the air business, the Baidu search engine for online search engine marketing for the accommodation reservation business, large airlines and hotel chains to supply the Group with air ticket and hotel inventory for redistribution to the Group's customers, telecommunications, internet infrastructure and utility service providers which if disruptive could have significant impact to the Group's businesses. The Group does not have concentrations of available sources of labor, services, franchises, licenses or other rights that could, if suddenly eliminated, severely impact its operations.

Business and economic risks

The Group's business is subject to certain risks and concentrations including risks relating to the condition of the economy, outbreak of disease or the occurrence of natural or man-made disasters, dependence on relationships with travel suppliers, primarily hotels and airlines, dependence on third-party technology, internet service, utility services and telecommunications providers, exposure to risks associated with online commerce security, data privacy, online payment and credit card fraud.

The Group conducts substantially all of its operations in the PRC and accordingly is subject to special considerations and significant risks not typically associated with companies operating in the United States. These include risks associated with, among others, the social, political, economic and legal environment in the PRC, and competition in the travel industry.

Business disruption and disaster risks

The Group maintains customer service center facilities in Beijing and Hefei. Substantially all of the Group's computer and communications systems are located in Beijing and Hefei, and are vulnerable to damage or interruption from man-made or natural causes. The Group does not carry business interruption insurance to compensate for any such losses that may occur. Any business disruption or disaster may result in substantial costs and diversion of resources, which may have a material adverse effect on the Group's operations and results.

Foreign exchange risk

The value of the Renminbi against the U.S. dollar and other currencies fluctuates and is affected by, among other things, changes in political and economic conditions in the PRC and the United States. The conversion of RMB into foreign currencies, including U.S. dollars, is based on rates set by the PBOC or commercial banks in Hong Kong Special Administrative Region. Currently, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. In the future, the PRC government may adopt a more flexible currency policy, which could result in increased exchange rate volatility and a significant appreciation or depreciation of the RMB against the U.S. dollar.

Substantially all of the Group's revenue-generating operations are transacted in Renminbi. If the Renminbi appreciates or depreciates, the Group will record foreign exchange losses or gains on United States dollar-denominated assets and liabilities. In addition, any changes in the value of the Renminbi may materially and adversely affect the value in foreign currency terms of our ADSs.